SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

19.   SUBSEQUENT EVENT

The Group announced a plan to repurchase their stock in the future one year effective from March 11, 2015. The overall plan is to buy back the stock for no more than US$ 35 million in total.